Offerings	Sep. 04, 2024
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Registered Shares of Bunge Global SA, par value $0.01 per share
Fee Rate	0.01476%
Offering Note	(1) An unspecified aggregate initial offering price or number of the specified securities of each identified Registrant are being registered as may from time to time be offered at unspecified prices. Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of such specified securities. (2) Includes such indeterminate number of common shares of Bunge Global SA as may be issued upon the exercise, conversion or exchange of, or as bonus issues or dividends on, as the case may be, any preference shares that provide for such exercise, conversion, exchange or payment of bonus issues or dividends. (4) In accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended, the Registrants are deferring payment of all of the registration fee. In connection with the securities offered hereby, the registrants will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The registrants will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Bunge Limited Finance Corp.
Fee Rate	0.01476%
Offering Note	(1) An unspecified aggregate initial offering price or number of the specified securities of each identified Registrant are being registered as may from time to time be offered at unspecified prices. Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of such specified securities. (4) In accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended, the Registrants are deferring payment of all of the registration fee. In connection with the securities offered hereby, the registrants will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The registrants will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Bunge Finance Europe B.V.
Fee Rate	0.01476%
Offering Note	(1) An unspecified aggregate initial offering price or number of the specified securities of each identified Registrant are being registered as may from time to time be offered at unspecified prices. Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of such specified securities. (4) In accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended, the Registrants are deferring payment of all of the registration fee. In connection with the securities offered hereby, the registrants will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The registrants will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Guarantees by Bunge Global SA of Debt Securities of Bunge Limited Finance Corp. and Bunge Finance Europe B.V.
Fee Rate	0.01476%
Offering Note	(1) An unspecified aggregate initial offering price or number of the specified securities of each identified Registrant are being registered as may from time to time be offered at unspecified prices. Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of such specified securities. (3) Bunge Global SA will guarantee the obligations of Bunge Limited Finance Corp. and Bunge Finance Europe B.V. under their respective debt securities. Pursuant to Rule 457(n) of the Securities Act of 1933, as amended, no separate fee is payable with respect to the guarantees of the debt securities. (4) In accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended, the Registrants are deferring payment of all of the registration fee. In connection with the securities offered hereby, the registrants will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The registrants will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.